LEASING - Right of Use Assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	SFr 1,262.5	SFr 1,294.2
Distribution systems
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,091.4	1,166.2
Support equipment, buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	SFr 171.1	SFr 128.0